Equity-Accounted Joint Ventures - Yamal LNG Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels	15	10
LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels	9	9
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Guarantor obligations, maximum exposure, undiscounted | $	$ 578.7	$ 620.9
Number of vessels	6
Carrying value of guarantee liability | $	$ 0.3	$ 0.4
Yamal LNG Joint Venture | LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels	6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%